Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.71%
Denmark–3.35%
Carlsberg A/S, Class B	162,750	$23,996,568
Novo Nordisk A/S, Class B	171,557	11,318,759
		35,315,327
France–9.81%
Bollore S.A.	5,030,456	16,852,334
Criteo S.A., ADR(a)	430,936	5,899,514
EssilorLuxottica S.A.(a)	94,514	12,557,111
Kaufman & Broad S.A.	404,795	17,428,085
LVMH Moet Hennessy Louis Vuitton SE	14,828	6,442,472
Metropole Television S.A.(a)	730,831	8,853,682
Pernod Ricard S.A.	49,018	8,463,867
Schneider Electric SE	229,870	26,781,501
		103,278,566
Germany–14.12%
Allianz SE	93,356	19,471,965
Beiersdorf AG	73,341	8,739,354
Deutsche Boerse AG	189,816	34,703,534
Knorr-Bremse AG	111,554	13,052,935
MorphoSys AG(a)	273,418	34,734,307
MTU Aero Engines AG(a)	77,288	13,442,367
SAP SE	155,224	24,554,950
		148,699,412
Hungary–1.24%
Gedeon Richter PLC	562,336	13,063,128
Ireland–4.26%
Flutter Entertainment PLC(a)	92,144	13,839,069
ICON PLC(a)	103,820	19,254,457
Origin Enterprises PLC	3,142,459	11,739,605
		44,833,131
Italy–4.22%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,381,700	10,967,448
FinecoBank Banca Fineco S.p.A.(a)	2,295,573	33,464,358
		44,431,806
Netherlands–7.78%
Aalberts N.V.	223,332	7,998,628
ASML Holding N.V.	19,388	6,848,694
Prosus N.V.(a)	288,677	28,071,317
SBM Offshore N.V.	1,145,920	17,735,962
Wolters Kluwer N.V.	269,330	21,294,389
		81,948,990
Russia–5.01%
Sberbank of Russia PJSC, Preference Shares	19,097,718	52,759,585
Spain–1.51%
Construcciones y Auxiliar de Ferrocarriles S.A.(a)	461,805	15,861,749
Shares		Value
Sweden–4.60%
Investor AB, Class B	382,023	$22,582,220
Lifco AB, Class B	168,932	12,950,346
Sandvik AB(a)	694,280	12,941,398
		48,473,964
Switzerland–11.02%
Alcon, Inc.(a)	196,923	11,899,358
Kuehne + Nagel International AG(a)	111,564	19,212,646
Logitech International S.A.	130,533	9,512,511
Nestle S.A.	193,055	22,872,241
Novartis AG	217,804	18,038,280
OC Oerlikon Corp. AG	1,637,432	13,688,643
Roche Holding AG	60,277	20,856,351
		116,080,030
Turkey–2.18%
Haci Omer Sabanci Holding A.S.	10,715,695	12,922,932
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	841,052	9,993,971
		22,916,903
United Kingdom–21.56%
British American Tobacco PLC	417,704	13,862,317
DCC PLC	644,575	57,891,855
Diploma PLC	242,649	5,796,662
Hays PLC	8,181,714	11,762,085
HomeServe PLC	1,291,440	22,558,114
IG Group Holdings PLC	2,357,021	22,713,531
Jupiter Fund Management PLC	2,738,160	8,130,526
Linde PLC	66,728	16,355,700
RELX PLC	524,556	11,135,805
Savills PLC	2,060,016	20,258,638
Ultra Electronics Holdings PLC	1,168,972	36,587,421
		227,052,654
United States–2.05%
Philip Morris International, Inc.	281,760	21,641,986
Total Common Stocks & Other Equity Interests (Cost $726,864,763)		976,357,231
Money Market Funds–7.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(b)(c)	24,677,223	24,677,223
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(b)(c)	21,556,276	21,569,210
Invesco Treasury Portfolio, Institutional Class, 0.07%(b)(c)	28,202,540	28,202,540
Total Money Market Funds (Cost $74,431,631)		74,448,973
TOTAL INVESTMENTS IN SECURITIES—99.78% (Cost $801,296,394)		1,050,806,204
OTHER ASSETS LESS LIABILITIES–0.22%		2,358,036
NET ASSETS–100.00%		$1,053,164,240

See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,046,386	$73,740,709	$(77,109,872)	$-	$-	$24,677,223	$144,753
Invesco Liquid Assets Portfolio, Institutional Class	20,042,667	56,272,395	(54,760,238)	11,301	3,085	21,569,210	140,438
Invesco Treasury Portfolio, Institutional Class	32,053,013	84,275,095	(88,125,568)	-	-	28,202,540	160,530
Total	$80,142,066	$214,288,199	$(219,995,678)	$11,301	$3,085	$74,448,973	$445,721

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$35,315,327	$—	$35,315,327
France	5,899,514	97,379,052	—	103,278,566
Germany	—	148,699,412	—	148,699,412
Hungary	—	13,063,128	—	13,063,128
Ireland	19,254,457	25,578,674	—	44,833,131
Italy	—	44,431,806	—	44,431,806
Netherlands	—	81,948,990	—	81,948,990
Russia	—	52,759,585	—	52,759,585
Spain	—	15,861,749	—	15,861,749
Sweden	—	48,473,964	—	48,473,964
Switzerland	—	116,080,030	—	116,080,030
Turkey	—	22,916,903	—	22,916,903
United Kingdom	16,355,700	210,696,954	—	227,052,654
United States	21,641,986	—	—	21,641,986
Money Market Funds	74,448,973	—	—	74,448,973
Total Investments	$137,600,630	$913,205,574	$—	$1,050,806,204
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco European Growth Fund